Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Amortization of intangible assets	$ 137	$ 136	$ 142